Accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Customers	R$ 1,129,784	R$ 684,839
Interest and dividend receivable	63,453	50,921
Other	296,605	119,068
Expected credit losses on accounts receivable (Note 14)	(123,418)	(75,885)
Trade receivables	R$ 1,366,424	R$ 778,943